Results from financial transactions	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Results from financial transactions
6.	Results from financial transactions

	YTD	YTD
EUR millions	2022	2021

Net fair value change of general account financial investments at FVTPL other than derivatives	311	368

Realized gains /(losses) on financial investments	(167)	209

Gains /(losses) on investments in real estate	139	40

Net fair value change of derivatives	(3,271)	(1,269)

Net fair value change on for account of policyholder financial assets at FVTPL	(40,432)	13,996

Net fair value change on investments in real estate for account of policyholders	46	10

Net foreign currency gains /(losses)	170	123

Net fair value change on borrowings and other financial liabilities	2	-

Total	(43,202)	13,477
Net fair value change on for account of policyholder financial assets at fair value through profit or loss are a charge for the six-month
period ended, June 30, 2022, mainly due to declining equity markets, rising interest rates and credit spread widening compared to December 31, 2021. Net fair value change on for account of policyholder financial assets at fair value through profit or loss are offset by changes in technical provisions reported as part of the lines “Change in valuation of liabilities for insurance contracts” and “Change in valuation of liabilities for investment contracts” in note 8 Benefits and expenses.